ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated April 3, 2007 to the Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information,
each dated August 21, 2006 as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

Effective April 28, 2007, the ING Legg Mason Partners All Cap Portfolio (Class S) will merge into ING Janus Contrarian Portfolio (Class S). After the close of business on April 27, 2007, all existing account balances invested in the ING Legg Mason Partners All Cap Portfolio (Class S) will be transferred to the ING Janus Contrarian Portfolio (Class S). The ING Janus Contrarian Portfolio (Class S) will be added to your contract on April 30, 2007.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING Legg Mason Partners All Cap Portfolio (Class S) after the date of the merger will be automatically allocated to the ING Janus Contrarian Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277 1-800-262-3862

See also the Transfers section of your Contract Prospectus or Investment Options section of your Contract Prospectus Summary for further information about making fund allocation changes.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.134760-06C	April 2007